AMG Boston Common Global Impact Fund
Schedule of Portfolio Investments (unaudited)
December 31, 2022
	Shares	Value
Common Stocks - 99.6%
Communication Services - 1.8%
Telkom Indonesia Persero Tbk PT (Indonesia)	43,065,000	$10,370,578
Consumer Discretionary - 12.4%
Barratt Developments PLC (United Kingdom)	1,957,955	9,351,774
BYD Co., Ltd., Class H (China)	438,000	10,745,891
KB Home (United States)	457,206	14,562,011
LKQ Corp. (United States)	217,932	11,639,748
Shimano, Inc. (Japan)	82,100	12,973,352
TopBuild Corp. (United States)*	78,825	12,335,324

Total Consumer Discretionary		71,608,100
Consumer Staples - 6.7%
Kerry Group PLC, Class A (Ireland)	109,783	9,916,736
McCormick & Co., Inc., Non-Voting Shares (United States)	184,420	15,286,574
Sprouts Farmers Market, Inc. (United States)*	421,010	13,628,093

Total Consumer Staples		38,831,403
Financials - 11.7%
Bank Rakyat Indonesia Persero Tbk PT, ADR (Indonesia)[1]	1,017,479	16,004,945
Hannon Armstrong Sustainable Infrastructure Capital, Inc., REIT (United States)[1]	309,320	8,964,093
HDFC Bank, Ltd., ADR (India)	160,149	10,955,793
Macquarie Group, Ltd. (Australia)	63,000	7,111,972
ORIX Corp. (Japan)	906,100	14,503,629
Ping An Insurance Group Co. of China, Ltd., Class H (China)	1,481,000	9,729,793

Total Financials		67,270,225
Health Care - 13.5%
Biogen, Inc. (United States)*	29,649	8,210,401
BioNTech SE, ADR (Germany)	59,780	8,980,151
China Traditional Chinese Medicine Holdings Co., Ltd. (Hong Kong)	10,741,000	4,871,001
CSL, Ltd. (Australia)	52,382	10,214,181
Gilead Sciences, Inc. (United States)	163,246	14,014,669
Hoya Corp. (Japan)	82,200	7,873,000
Illumina, Inc. (United States)*	26,543	5,366,995
Regeneron Pharmaceuticals, Inc. (United States)*	14,185	10,234,336
Sonova Holding AG (Switzerland)	34,646	8,228,146

Total Health Care		77,992,880
Industrials - 18.5%
The AZEK Co., Inc. (United States)*	407,700	8,284,464
Carrier Global Corp. (United States)	335,247	13,828,939
Daikin Industries, Ltd. (Japan)	59,400	9,011,788
	Shares	Value

Kurita Water Industries, Ltd. (Japan)	314,400	$12,986,212
Schneider Electric SE (France)	104,124	14,622,617
Spirax-Sarco Engineering PLC (United Kingdom)	68,025	8,688,873
TOMRA Systems A.S.A. (Norway)	409,410	6,905,216
Vestas Wind Systems A/S (Denmark)	235,608	6,872,841
Westinghouse Air Brake Technologies Corp. (United States)	84,754	8,459,297
Xylem, Inc. (United States)	150,975	16,693,306

Total Industrials		106,353,553
Information Technology - 19.8%
Adobe, Inc. (United States)*	33,476	11,265,678
Applied Materials, Inc. (United States)	92,571	9,014,564
Ciena Corp. (United States)*	137,480	7,008,730
Enphase Energy, Inc. (United States)*	29,888	7,919,125
First Solar, Inc. (United States)*	69,478	10,407,110
Infineon Technologies AG (Germany)	338,770	10,295,873
Intuit, Inc. (United States)	34,209	13,314,827
Keyence Corp. (Japan)	20,400	7,920,194
Pagseguro Digital, Ltd., Class A (Brazil)*,1	569,445	4,976,949
PayPal Holdings, Inc. (United States)*	177,175	12,618,404
salesforce.com, Inc. (United States)*	86,270	11,438,539
Xinyi Solar Holdings, Ltd. (China)	7,300,000	8,032,525

Total Information Technology		114,212,518
Materials - 8.7%
Borregaard A.S.A. (Norway)	680,886	10,553,961
Croda International PLC (United Kingdom)	84,089	6,691,684
Ecolab, Inc. (United States)	61,515	8,954,123
Koninklijke DSM NV (Netherlands)	76,812	9,432,100
Novozymes A/S, Class B (Denmark)[1]	116,078	5,889,068
Sociedad Quimica y Minera de Chile, S.A., ADR (Chile)	110,700	8,838,288

Total Materials		50,359,224
Real Estate - 2.8%
Vonovia SE (Germany)	249,428	5,875,635
Weyerhaeuser Co., REIT (United States)	323,682	10,034,142

Total Real Estate		15,909,777
Utilities - 3.7%
American Water Works Co., Inc. (United States)	76,293	11,628,579
Orsted A.S. (Denmark)[2]	109,013	9,855,391

Total Utilities		21,483,970

Total Common Stocks (Cost $701,010,332)		574,392,228

AMG Boston Common Global Impact Fund
Schedule of Portfolio Investments (continued)
	Principal Amount	Value
Short-Term Investments - 2.2%
Joint Repurchase Agreements - 1.7%[3]
Cantor Fitzgerald Securities, Inc., dated 12/30/22, due 01/03/23, 4.300% total to be received $2,314,105 (collateralized by various U.S. Government Agency Obligations, 0.000% - 9.000%, 01/15/23 - 11/20/72, totaling $2,359,260)	$2,313,000	$2,313,000
Citadel Securities LLC, dated 12/30/22, due 01/03/23, 4.410% total to be received $2,314,133 (collateralized by various U.S. Treasuries, 0.125% - 6.250%, 04/15/23 - 11/15/52, totaling $2,360,416)	2,313,000	2,313,000
Citigroup Global Markets, Inc., dated 12/30/22, due 01/03/23, 4.250% total to be received $486,044 (collateralized by various U.S. Treasuries, 0.000% - 4.500%, 04/11/23 - 10/31/29, totaling $495,531)	485,815	485,815
National Bank Financial, dated 12/30/22, due 01/03/23, 4.340% total to be received $2,314,116 (collateralized by various U.S. Government Agency Obligations, 0.000% - 4.435%, 01/03/23 - 09/09/49, totaling $2,359,261)	2,313,001	2,313,001
	Principal Amount	Value

RBC Dominion Securities, Inc., dated 12/30/22, due 01/03/23, 4.300% total to be received $2,314,106 (collateralized by various U.S. Government Agency Obligations, 2.000% - 6.000%, 09/01/24 - 10/20/52, totaling $2,359,261)	$2,313,001	$2,313,001

Total Joint Repurchase Agreements		9,737,817

	Shares
Other Investment Companies - 0.5%
Dreyfus Government Cash Management Fund, Institutional Shares, 4.19%[4]	1,232,059	1,232,059
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 4.27%[4]	1,848,088	1,848,088

Total Other Investment Companies		3,080,147

Total Short-Term Investments (Cost $12,817,964)		12,817,964
Total Investments - 101.8% (Cost $713,828,296)		587,210,192
Other Assets, less Liabilities - (1.8)%		(10,545,118)
Net Assets - 100.0%		$576,665,074

*	Non-income producing security.
[1]	Some of these securities, amounting to $15,994,031 or 2.8% of net assets, were out on loan to various borrowers and are collateralized by cash and various U.S. Treasury Obligations. See below for more information.
[2]	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2022, the value of this security amounted to $9,855,391 or 1.7% of net assets.
[3]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.
[4]	Yield shown represents the December 31, 2022, seven day average yield, which refers to the sum of the previous seven days' dividends paid, expressed as an annual percentage.

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

AMG Boston Common Global Impact Fund
Schedule of Portfolio Investments (continued)
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of December 31, 2022:
	Level 1	Level 2[1]	Level 3	Total
Investments in Securities
Common Stocks
Information Technology	$87,963,926	$26,248,592	—	$114,212,518
Industrials	47,266,006	59,087,547	—	106,353,553
Health Care	46,806,552	31,186,328	—	77,992,880
Consumer Discretionary	38,537,083	33,071,017	—	71,608,100
Financials	35,924,831	31,345,394	—	67,270,225
Materials	17,792,411	32,566,813	—	50,359,224
Consumer Staples	28,914,667	9,916,736	—	38,831,403
Utilities	11,628,579	9,855,391	—	21,483,970
Real Estate	10,034,142	5,875,635	—	15,909,777
Communication Services	—	10,370,578	—	10,370,578
Short-Term Investments
Joint Repurchase Agreements	—	9,737,817	—	9,737,817
Other Investment Companies	3,080,147	—	—	3,080,147
Total Investments in Securities	$327,948,344	$259,261,848	—	$587,210,192

[1]	An external pricing service is used to reflect any impact on security value due to market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets.
For the period ended December 31, 2022, there were no transfers in or out of Level 3.
The country allocation in the Schedule of Portfolio Investments at December 31, 2022, was as follows:
Country	% of Long-Term Investments
Australia	3.0
Brazil	0.9
Chile	1.5
China	5.0
Denmark	3.9
France	2.6
Germany	4.4
Hong Kong	0.9
India	1.9
Indonesia	4.6
Country	% of Long-Term Investments
Ireland	1.7
Japan	11.4
Netherlands	1.6
Norway	3.0
Switzerland	1.4
United Kingdom	4.3
United States	47.9
100.0

AMG Boston Common Global Impact Fund
Schedule of Portfolio Investments (continued)
The Fund participates in the securities lending program offered by The Bank of New York Mellon providing for the lending of securities to qualified brokers. The value of securities loaned on positions held, cash collateral and securities collateral received at December 31, 2022, were as follows:
Securities Loaned	Cash Collateral Received	Securities Collateral Received	Total Collateral Received
$15,994,031	$9,737,817	$7,043,507	$16,781,324
The following table summarizes the securities received as collateral for securities lending at December 31, 2022:
Collateral Type	Coupon Range	Maturity Date Range
U.S. Treasury Obligations	0.010%-4.750%	02/28/23-11/15/51
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.